Statement of Stockholders' (Deficit)/Equity (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Balance at Dec. 31, 2011	$ 159,602	$ 23,709	$ 20,407,748	$ (20,271,855)
Balance, shares at Dec. 31, 2011		11,854,644
Rounding due to reverse stock split, shares		272
Issuance of common stock for cash	795,000	795	794,205
Issuance of common stock for cash, shares		397,500
Issuance of common stock for rent and services	289,015	306	288,709
Issuance of common stock for rent and services, shares		152,959
Issuance of common stock under stock award	3,053	3	3,050
Issuance of common stock under stock award, shares		1,258
Stock option expense	578,887		578,887
Issuance of warrants for financing	126,958		126,958
Issuance of warrants with revolving line of credit facility	1,839,250		1,839,250
Net loss for year	(3,489,896)			(3,489,896)
Balance at Dec. 31, 2012	301,869	24,813	24,038,807	(23,761,751)
Balance, shares at Dec. 31, 2012		12,406,633
Issuance of common stock for cash	1,245,000	10,040	1,234,960
Issuance of common stock for cash, shares		5,020,000
Issuance of common stock for rent and services	258,391	1,134	257,257
Issuance of common stock for rent and services, shares		567,061
Stock option expense	695,250		695,250
Issuance of warrants with private placement	(895,800)		(895,800)
Net loss for year	(3,272,940)			(3,272,940)
Balance at Dec. 31, 2013	$ (1,668,230)	$ 35,987	$ 25,330,474	$ (27,034,691)
Balance, shares at Dec. 31, 2013		17,993,694